RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Services received from related party	¥ 143,881	¥ 129,061	¥ 157,881
Qihu | Bandwidth service fee
Related Party Transactions
Services received from related party	80,514	46,191	18,530
Qihu | Referral service fee
Related Party Transactions
Services received from related party	24,507	47,640	13,158
Xixian | Labor cost
Related Party Transactions
Services received from related party	2,130	10,657
Qifutong | Referral service fee
Related Party Transactions
Services received from related party		7,905	43,688
Qibutianxia | Referral service fee
Related Party Transactions
Services received from related party	15,152
Qibutianxia | Corporate expenses
Related Party Transactions
Services received from related party	11,321	3,230	32,015
Youdaojingwei | Interests charged for funds provided
Related Party Transactions
Services received from related party			40,497
Others
Related Party Transactions
Services received from related party	3,120	8,364	¥ 9,993
Qifeixiangyi | Rental Expenses Charged
Related Party Transactions
Services received from related party	¥ 7,137	¥ 5,074